Condensed Statements of Operations (Unaudited) - USD ($)	1 Months Ended		3 Months Ended		4 Months Ended		9 Months Ended
	Sep. 30, 2025		Sep. 30, 2026		Dec. 31, 2025		Sep. 30, 2026
General and administrative costs	$ 22,525		$ 1,425,200		$ 86,377		$ 2,458,337
Loss from operations	(22,525)		(1,425,200)		(86,377)		(2,458,337)
Other income:
Interest earned on cash held in Trust Account			1,604,947				4,573,722
Total other income			1,604,947				4,573,722
Net income (loss)	$ (22,525)		$ 179,747		$ (86,377)		$ 2,115,385
Class A ordinary Shares
Other income:
Basic weighted average shares outstanding (in shares)			17,250,000				16,870,879
Diluted weighted average shares outstanding (in shares)			17,250,000				16,870,879
Basic net income (loss) per ordinary share (in dollars per share)			$ 0.01				$ 0.09
Diluted net income (loss) per share (in dollars per share)			$ 0.01				$ 0.09
Class B ordinary Shares
Other income:
Basic weighted average shares outstanding (in shares)	5,000,000	[1]	5,750,000	[1]	5,000,000	[2]	5,733,516	[1]
Diluted weighted average shares outstanding (in shares)	5,000,000	[1]	5,750,000	[1]	5,000,000	[2]	5,750,000	[1]
Basic net income (loss) per ordinary share (in dollars per share)	$ (0)		$ 0.01		$ (0.02)		$ 0.09
Diluted net income (loss) per share (in dollars per share)	$ (0)		$ 0.01		$ (0.02)		$ 0.09

[1]	Excludes an aggregate of 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters for the period from August 21, 2025 (inception) through September 30, 2025. For the three and nine months ended September 30, 2026, 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters were not included in the calculation of weighted average shares outstanding until January 7, 2026, when the underwriters exercised their over-allotment option in full.
[2]	Excludes an aggregate of 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).